Document and Entity Information	Nov. 17, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000884624
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	Orthofix Medical Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-19961
Entity Tax Identification Number	98-1340767
Entity Address, Address Line One	3451 Plano Parkway
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	(214)
Local Phone Number	937-2000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common stock, $0.10 par value per share
Trading Symbol	OFIX
Security Exchange Name	NASDAQ